Basis of preparation - Disclosure of principal exchange rates used to translate other currencies (Details)	12 Months Ended
	Dec. 31, 2023 $ / €	Dec. 31, 2023 R$ / € $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 SFr / € $ / €	Dec. 31, 2023 ¥ / € $ / €	Dec. 31, 2023 £ / € $ / €	Dec. 31, 2023 $ / € $ / €	Dec. 31, 2023 zł / € $ / €	Dec. 31, 2023 ¥ / € $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 R$ / € $ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 SFr / € $ / €	Dec. 31, 2022 ¥ / € $ / €	Dec. 31, 2022 $ / € £ / €	Dec. 31, 2022 $ / € $ / €	Dec. 31, 2022 $ / € zł / €	Dec. 31, 2022 ¥ / € $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 R$ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 SFr / € $ / €	Dec. 31, 2021 ¥ / € $ / €	Dec. 31, 2021 £ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 zł / € $ / €	Dec. 31, 2021 ¥ / € $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 R$ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2023 ₺ / €	Dec. 31, 2023 £ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 zł / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 R$ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2022 ₺ / €	Dec. 31, 2022 £ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 zł / €	Dec. 31, 2022 ¥ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 R$ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 ₺ / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 zł / €	Dec. 31, 2021 ¥ / €
Corporate information and statement of IFRS compliance [abstract]
Average foreign exchange rate	1.081	5.401	1.460	0.972	7.657	0.870	19.193	4.544	151.854	1.054	5.441	1.370	1.005	7.079	0.853	21.203	4.686	137.931	1.183	6.377	1.483	1.082	7.633	0.860	23.989	4.566	129.848
Closing foreign exchange rate	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.105	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.067	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	1.133	893.404	5.350	1.464	0.926	7.851	32.603	0.869	18.723	4.348	156.330	188.915	5.568	1.444	0.985	7.358	19.953	0.887	20.856	4.690	140.660	116.360	6.320	1.439	1.033	7.195	15.100	0.840	23.144	4.599	130.380